Cover Document	Nov. 04, 2026
Cover [Abstract]
Entity Central Index Key	0000215466
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Coeur Mining, Inc.
Entity File Number	1-8641
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	200 South Wacker Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	489-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDE
Security Exchange Name	NYSE
Amendment Flag	false